Acquisitions and Strategic Investments (Preliminary Purchase Allocation) (details) (USD $)	Dec. 31, 2013	May 30, 2014	Dec. 18, 2013	Jan. 16, 2013
Business Acquisition [Line Items]
Property, plant and equipment	$ 141,100,000
Brown Printing Company [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		3,600,000
Accounts receivable		46,300,000
Other current assets		19,100,000
Property, plant and equipment		70,800,000
Identifiable intangible assets		4,700,000
Other long-term assets		7,500,000
Accounts payable and accrued liabilities		(35,200,000)
Other long-term liabilities		(16,800,000)
Purchase price		100,000,000
Proteus Packaging and Transpak Corporation [Member]
Business Acquisition [Line Items]
Accounts receivable			4,400,000
Other current assets			5,900,000
Property, plant and equipment			13,300,000
Identifiable intangible assets			24,000,000
Accounts payable and accrued liabilities			(3,700,000)
Other long-term liabilities			(2,800,000)
Goodwill			8,000,000
Purchase price			49,100,000
Vertis Holdings, Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				4,100,000
Accounts receivable				133,400,000
Other current assets				40,500,000
Property, plant and equipment				127,800,000
Identifiable intangible assets				25,600,000
Accounts payable and accrued liabilities				(54,000,000)
Other long-term liabilities				(12,000,000)
Purchase price				$ 265,400,000